Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2014	2013	2012
Current tax expense:
Federal	$22,046	22,612	19,122
State	2,386	2,531	1,879
Total current tax expense	24,432	25,143	21,001
Deferred tax expense (benefit)	2,964	(1,426)	1,440
Total income tax expense	$27,396	23,717	22,441

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013, are as follows:

	December 31,
(dollars in thousands)	2014	2013
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(3,885)	$(4,256)
Difference in reporting the allowance for loan losses, net	21,006	22,774
Other income or expense not yet reported for tax purposes	2,325	3,008
Depreciable assets	(1,040)	(1,309)
Other items	-	1,153
Net deferred tax asset at end of year	18,406	21,370
Net deferred tax asset at beginning of year	21,370	19,944

Deferred tax expense (benefit)	$2,964	$(1,426)

Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $18.4 million and $21.4 million at December 31, 2014 and 2013, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has deferred tax assets of $2.4 million and $12.0 million at December 31, 2014 and 2013, respectively, relating to the net unrealized losses on securities available for sale and a deferred tax asset of $535 thousand and a deferred tax liability of $2.8 million at December 31, 2014 and 2013, respectively, as a result of the previously unrecognized overfunded position in the Company’s pension and postretirement benefit plans recorded, net of tax, as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	Years ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.1)	(0.3)	(0.7)
State income tax (including alternative minimum tax),net of federal tax benefit	2.7	2.3	2.3
Other items	0.7	0.3	0.8
Effective income tax rate	38.3%	37.3	37.4

TrustCo adopted ASC 740-10, “Accounting for Uncertainty in Income Taxes,” as of January 1, 2008. ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company’s adoption of ASC 740-10, there were no required adjustments to the Company’s consolidated financial statements.

For the years ended December 31, 2014 and 2013 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance as of January 1, 2013	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2013	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2014	$213

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management’s evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these unrecognized tax benefits after the affected tax returns have been subject to audit. The Company does not anticipate a material charge to the amount of unrecognized tax benefits in the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For the years 2014, 2013, and 2012, these amounts were not material. The Company's federal and state income tax returns for the years 2011 through 2014 remain open to examination.